                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices)           (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2007

Date of reporting period: April 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended April 30, 2007

Total Return for the 6 Months Ended April 30, 2007

Class A	Class B	Class C	Class D	Lehman Brothers Intermediate U.S. Government/ Credit Index[1]	Lipper Multi- Sector Income Funds Index[2]
4.56%	4.24%	4.25%	4.84%	2.59%	4.70%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Housing sector concerns, equity market behavior and a slight deceleration in real economic growth rates all affected the U.S. bond market during the six-month reporting period. Toward the end of the period, delinquency and default rates within the sub-prime mortgage lending area steadily increased, causing some market participants to become concerned about the potential for ‘‘spillover’’ effects on consumer confidence and the already-troubled residential housing market. (Broadly speaking, sub-prime loans are loans made to borrowers with various types of credit impairments that limit or preclude their access to more traditional lending sources.) While we believe the headlines generated by these events overstate the likely risks posed to the economy, the market’s concerns were enough to spur a flight-to-quality that pushed Treasury prices higher. At the same time, the equity markets came under pressure from the same set of domestic economic concerns, as well as a sharp sell-off in some overseas equity markets — most notably in China. In March, however, the equity markets quickly snapped back, recovering much of their late-February losses.

Against this backdrop, the Federal Open Market Committee (the ‘‘Fed’’) not only opted to leave the target federal funds rate unchanged at its March policymaking session, but also shifted to a symmetric policy bias (i.e., one that was as much inclined to cut short-term rates as to raise them). The change in the Fed’s bias caused short-term interest rates to decline and the yield curve to steepen.

In global terms, core inflation readings were mixed during the period, with some deterioration in the Euro zone and the United Kingdom but positive surprises in the U.S., Japan, and Australia. Monetary policies reflected regional variations in growth. Both the U.S. Federal Reserve and the Bank of Japan indicated confidence about the future, but implied that near-term monetary policy was firmly on hold. Conversely, the European Central Bank and the Bank of England ratified market expectations of impending rate hikes.

Within the investment-grade corporate sector, lower-rated issues (BBB and A rated) outpaced higher-rated issues (AA rated and above). Overall, yield spreads on corporate issues, a measure of the compensation required by investors for assuming corporate credit risk, remained historically low. The contrast between weakening economic data in the U.S. and strong data elsewhere caused European corporate debt to outperform U.S. corporates. Most fixed-rate agency mortgage-backed securities underperformed equal-duration Treasuries, with lower-coupon issues posting the lowest returns for the period. Agency yield spreads rose slightly.

Performance Analysis

Morgan Stanley Flexible Income Trust outperformed the Lehman Brothers Intermediate U.S. Government/Credit Index, the Fund’s Class A, B and C shares underperformed the Lipper Multi-Sector Income Funds Index, and the Fund’s Class D shares outperformed the Lipper Multi-Sector Income Funds Index for the six months ended April 30, 2007, assuming no deduction of applicable sales charges.

A variety of strategies drove the Fund’s performance during the reporting period. The most significant contributor to returns was our mortgage strategy. We focused the Fund’s holdings in this sector on high-coupon, slow-prepaying issues. Although this positioning hindered performance somewhat in the early months of the reporting period, in the latter months of the period performance within the mortgage market was bifurcated, with higher-coupon mortgages outperforming equal duration Treasuries and lower-coupon mortgages underperforming. As such, our strategy of focusing on higher coupon mortgages proved additive to performance, and gains realized during this time more than offset losses realized earlier in the period.

However, other positions were less beneficial. One of the primary detractors from the Fund’s performance was its duration* positioning. During the period, we kept the Fund’s overall duration below that of the Lehman Brothers Intermediate U.S. Government/Credit Index. Although this defensive posture was beneficial to relative performance early in the period when interest rates were rising, rates declined for much of the period and as such, the Fund’s positioning hampered returns for the overall period.

Other detractors from performance included the Fund’s positioning in the corporate sector. Given the extremely low levels of default spreads as well as heightened event risk (e.g., leveraged buyouts), we saw little systematic value in the corporate credit area. Therefore, the Fund maintained an underweight to the sector, in both investment-grade and below investment-grade issues. This underweight position dampened relative performance as corporates outperformed equal duration Treasuries during the period. However, good security selection did help to offset a portion of the negative influence.

Within the global portion of the Fund, our currency strategy was also a drag on performance, while sector strategy had a negligible net impact on performance.

Our analysis during the period indicated that forward interest rates near the 10-year part of the yield curve were highly unattractive, especially given the very low level of interest-rate volatility. Accordingly, we reduced the portfolio’s exposure to that segment of the market at the end of March, while seeking to keep the portfolio’s level of relative interest-rate risk unchanged.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

PORTFOLIO COMPOSITION**
U.S. Corporate Bonds	33.0%
U.S. Government Agencies, Obligations & CMOs	32.5
Foreign Government and Corporate Bonds	23.6
Short-Term Investments	10.5
Other Securities	0.4

LONG-TERM CREDIT ANALYSIS
AAA	34.2%
AA	4.1
A	2.8
BBB	10.3
BB	17.3
B	27.0
NR	4.3

Data as of April 30, 2007. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

** Does not include open long futures contracts with an underlying face amount of $27,732,862 with unrealized appreciation of $52,794 and open short futures contracts with an underlying face amount of $23,993,407 with unrealized depreciation of $36,529 and open swap contracts with an underlying face amount of $13,075,000 with net unrealized appreciation of $35,743.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., will allocate the Fund’s securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities and (4) emerging market securities. The amount of the Fund’s assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Investment Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund’s assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and
Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended April 30, 2007

	Class A Shares* since 07/28/97)		Class B Shares** (since 04/09/92)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	DINAX		DINBX		DINCX		DINDX
1 Year	8.89%	[3]	8.22%	[3]	8.23%	[3]	9.12%	[3]
	4.27	[4]	3.22	[4]	7.23	[4]	—
5 Years	8.60	[3]	7.90	[3]	7.91	[3]	8.83	[3]
	7.66	[4]	7.60	[4]	7.91	[4]	—
10 Years	—		3.20	[3]	—		—
	—		3.20	[4]	—		—
Since Inception	3.41	[3]	4.29	[3]	2.77	[3]	3.66	[3]
	2.95	[4]	4.29	[4]	2.77	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Multi-Sector Income Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/06 – 04/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/01/06	04/30/07	11/01/06 – 04/30/07
Class A
Actual (4.56% return)	$1,000.00	$1,045.60	$5.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.69	$5.16
Class B
Actual (4.24% return)	$1,000.00	$1,042.40	$8.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.66	$8.20
Class C
Actual (4.25% return)	$1,000.00	$1,042.50	$8.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.66	$8.20
Class D
Actual (4.84% return)	$1,000.00	$1,048.40	$4.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.88	$3.96

*	Expenses are equal to the Fund’s annualized expense ratios of 1.03%, 1.64%, 1.64% and 0.79% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper (the ‘‘performance peer group’’). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable
Investment Strategies

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board also reviewed the level of the Fund’s management fee and concluded that the fee, compared to the Fund’s expense peer group, was sufficiently low, so that, in effect, economies of scale were built into the management fee structure.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and that the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (‘‘soft dollars’’). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Government & Corporate Bonds (97.8%)
	Foreign (25.8%)
	Argentina (0.9%)
	Government Obligations
ARS 7,359	Republic of Argentina	0.00	**%	12/15/35	$307,240
$261	Republic of Argentina (j)	0.00	**	12/15/35	39,633
ARS 2,190	Republic of Argentina++++	5.83		12/31/33	1,080,765
$100	Republic of Argentina (d) (j)++++	8.28		12/31/33	107,348
800	Republic of Argentina (c)	13.969		04/10/49	380,000
	Total Argentina				1,914,986
	Australia (0.2%)
	Property – Casualty Insurers
430	Mantis Reef Ltd. – 144A*	4.692		11/14/08	426,358
	Bermuda (0.4%)
	Cable/Satellite TV
875	Intelsat Sub Holdings Co. Ltd. – 144A*	8.875	**	01/15/15	899,062
	Brazil (2.7%)
	Government Obligations (2.3%)
460	Citigroup, Inc. – 144A*+++	6.00		05/18/09	535,556
1,190	Federal Republic of Brazil	8.875		10/14/19	1,514,275
230	Federal Republic of Brazil	8.875		04/15/24	304,175
360	Federal Republic of Brazil	10.50		07/14/14	466,200
1,110	Federal Republic of Brazil	14.50		10/15/09	1,363,080
BRL 1,750	JP Morgan Chase – 144A*+++	0.00		01/02/12	873,149
					5,056,435
	Major Banks (0.4%)
810	Banco ABN AMRO Real	16.20		02/22/10	454,893
1,000	Banco ABN AMRO Real – 144A*	15.861		12/13/07	510,204
					965,097
	Total Brazil				6,021,532
	Canada (1.8%)
	Media Conglomerates (0.4%)
$934	Canwest Media Inc.	8.00		09/15/12	974,121
	Oil & Gas Pipelines (0.8%)
1,925	Kinder Morgan Finance Co.	5.70		01/05/16	1,846,674

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Other Metals/Minerals (0.2%)
$ 425	Brascan Corp.	7.125%		06/15/12	$455,578
	Other Transportation (0.4%)
970	CHC Helicopter Corp.	7.375		05/01/14	953,025
	Total Canada				4,229,398
	Colombia (0.6%)
	Government Obligations
242	Republic of Colombia	9.75		04/09/11	264,459
230	Republic of Colombia	8.25		12/22/14	265,650
160	Republic of Colombia	11.75		02/25/20	239,200
290	Republic of Colombia	8.125		05/21/24	347,565
160	Republic of Colombia	7.375		09/18/37	179,280
	Total Colombia				1,296,154
	Denmark (0.5%)
	Finance/Rental/Leasing (0.0%)
DKK 312	Realkredit Denmark	6.00		10/01/29	60,052
0.2	Unikredit Realkredit	5.00		07/01/29	34
					60,086
	Telecommunications (0.5%)
$ 460	Nordic Telecommunications Holdings – 144A*	8.875		05/01/16	496,800
EUR 400	TDC AS	6.50		04/19/12	568,113
					1,064,913
	Total Denmark				1,124,999
	Ecuador (0.2%)
	Government Obligations
$ 100	Republic of Ecuador – 144A*	9.375		12/15/15	98,250
490	Republic of Ecuador – 144A*	10.00	**	08/15/30	455,700
	Total Ecuador				553,950
	France (0.1%)
	Oilfield Services/Equipment
125	Compagnie Generale de Geophysique S.A.	7.50		05/15/15	131,875
	Indonesia (0.8%)
	Pulp & Paper
1,648	Tjiwi Kimia Finance BV – 144A*	0.00	**	04/29/27	238,909
457	Tjiwi Kimia Finance BV – 144A*	6.00	**	04/29/15	382,642

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$ 1,334	Tjiwi Kimia Finance BV – 144A*	6.00	**%	04/29/18	$713,714
430	Tjiwi Kimia International	6.00	**	04/29/15	360,377
	Total Indonesia				1,695,642
	Israel (0.4%)
	Electrical Products
787	Ormat Funding Corp.	8.25		12/30/20	806,283
	Ivory Coast (0.1%)
	Government Obligations
560	Ivory Coast (c)	2.50		03/29/18	182,000
	Japan (4.0%)
	Government Obligations
JPY 650,000	Japan (Government of)	0.30		02/15/08	5,421,765
205,000	Japan (Government of)	0.30		03/20/08	1,709,583
214,500	Japan (Government of)	0.80		03/20/13	1,745,204
	Total Japan				8,876,552
	Luxembourg (1.8%)
	Telecommunications (0.3%)
$ 575	Telecom Italia Capital SA	4.00		01/15/10	557,945
	Oil & Gas Pipelines (0.7%)
597	Gaz Capital – 144A*	6.212		11/22/16	606,254
810	Gaz Capital	8.625		04/28/34	1,058,913
					1,665,167
	Wireless Telecommunications (0.8%)
1,600	Wind Acquisition Finance SA – 144A*	10.75		12/01/15	1,856,000
	Total Luxembourg				4,079,112
	Mexico (3.6%)
	Government Obligations (1.3%)
MXN 21,680	Mexican Fixed Rate Bonds	9.50		12/18/14	2,187,990
4,510	Mexican Fixed Rate Bonds – 144A*	8.00		12/17/15	419,159
$ 150	United Mexican States Corp.	7.50		01/14/12	164,700
230	United Mexican States Corp.	8.375		01/14/11	255,070
					3,026,919
	Oil & Gas Production (2.1%)
1,100	Pemex Project Funding Master Trust	9.125		10/13/10	1,236,950
870	Pemex Project Funding Master Trust – 144A*	6.655	**	06/15/10	897,405

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$ 410	Pemex Project Funding Master Trust	8.625%	12/01/23	$518,650
1,450	Pemex Project Funding Master Trust	9.50	09/15/27	2,008,250
				4,661,255
	Telecommunications (0.2%)
335	Axtel SA (a)	11.00	12/15/13	375,200
	Total Mexico			8,063,374
	Peru (0.5%)
	Government Obligations
310	Republic of Peru	8.375	05/03/16	372,310
230	Republic of Peru	8.75	11/21/33	310,155
325	Republic of Peru	9.875	02/06/15	415,187
	Total Peru			1,097,652
	Philippines (2.1%)
	Government Obligations
1,390	Republic of Philiippines	8.875	03/17/15	1,638,462
450	Republic of Philiippines	9.00	02/15/13	519,187
1,492	Republic of Philiippines	9.50	02/02/30	1,991,820
440	Republic of Philiippines	10.625	03/16/25	630,300
	Total Philippines			4,779,769
	Russia (1.8%)
	Government Obligations
572	Federal Republic of Russia	5.00	03/31/30	651,507
1,091	Federal Republic of Russia	11.00	07/24/18	1,566,949
600	Federal Republic of Russia	12.75	06/24/28	1,093,500
100	Russian Agricultural Bank	7.175	05/16/13	106,677
480	Russian Agricultural Bank – 144A*	7.175	05/16/13	510,600
	Total Russia			3,929,233
	Turkey (1.6%)
	Government Obligations
970	Citigroup, Inc. – 144A*+++	0.00	08/14/08	1,130,312
1,140	JP Morgan Chase – 144A*+++	0.00	08/15/08	986,328
500	Republic of Turkey	11.50	01/23/12	611,250
590	Republic of Turkey	11.875	01/15/30	913,025
	Total Turkey			3,640,915

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Ukraine (0.2%)
	Government Obligations
$ 440	Ukraine Ministry of Finance – 144A* (a)	6.58%	11/21/16	$447,700
	United Kingdom (0.1%)
	Cable/Satellite TV
115	National Cable PLC (a)	9.125	08/15/16	123,337
210	NTL Cable PLC (a)	8.75	04/15/14	221,550
	Total United Kingdom			344,887
	Venezuela (1.4%)
	Government Obligations
310	Republic of Venezuela	8.50	10/08/14	342,705
930	Republic of Venezuela	9.25	09/15/27	1,149,015
1,350	Republic of Venezuela	10.75	09/19/13	1,649,025
	Total Venezuela			3,140,745
	Total Foreign (Cost $55,367,029)			57,682,178
	United States (72.0%)
	Corporate Bonds (36.2%)
	Advertising/Marketing Services (0.9%)
365	Idears Inc. – 144A*	8.00	11/15/16	382,337
465	Interpublic Group of Companies, Inc. (The)	6.25	11/15/14	439,425
1,125	Valassis Communications Inc. – 144A* (a)	8.25	03/01/15	1,110,937
				1,932,699
	Aerospace & Defense (0.4%)
825	K&F Acquisition Inc.	7.75	11/15/14	886,875
	Air Freight/Couriers (0.1%)
185	FedEx Corp.	7.25	02/15/11	197,638
	Apparel/Footwear (0.2%)
335	Oxford Industries, Inc.	8.875	06/01/11	349,237
	Auto Parts: O.E.M. (0.9%)
1,950	ArvinMeritor, Inc. (a)	8.75	03/01/12	2,028,000
	Broadcasting (0.3%)
770	Umbrella Acquisition – 144A* (a)	9.75	03/15/15	776,738

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Building Products (0.5%)
$ 175	Interface Inc.	7.30%		04/01/08	$178,500
790	Interface Inc.	9.50		02/01/14	865,050
					1,043,550
	Cable/Satellite TV (1.2%)
850	Cablevision Systems Corp. (Series B)	9.82	**	04/01/09	905,250
536	CCH I LLC/CCH I CAP Co.	11.00		10/01/15	572,180
625	Echostar DBS Corp. (a)	6.375		10/01/11	632,812
600	Echostar DBS Corp.	6.625		10/01/14	610,500
					2,720,742
	Casino/Gaming (2.0%)
6,500	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c) (j)	13.50		03/01/10	0
905	Isle of Capri Casinos	7.00		03/01/14	895,950
955	Las Vegas Sands Corp.	6.375		02/15/15	934,706
1,630	MGM Mirage Inc.	6.00		10/01/09	1,640,188
3,904	Resort At Summerlin LP/Ras Co. (Series B) (c) (e) (j)	13.00	†	12/15/07	0
250	Station Casinos, Inc.	6.00		04/01/12	246,250
675	Station Casinos, Inc.	6.875		03/01/16	637,875
					4,354,969
	Chemicals: Major Diversified (0.1%)
145	ICI Wilmington Inc.	4.375		12/01/08	142,873
	Chemicals: Specialty (2.3%)
1,020	Equistar Chemical Funding	10.125		09/01/08	1,081,200
105	Equistar Chemical Funding	10.625		05/01/11	111,300
1,400	Innophos, Inc.	8.875	**	08/15/14	1,473,500
268	Innophos, Inc.	13.374	**†	02/15/15	276,214
715	Koppers Holdings, Inc.	9.875	††	11/15/14	611,325
161	Koppers Industry Inc.	9.875		10/15/13	175,490
781	Millennium America, Inc.	9.25		06/15/08	812,240
600	Rockwood Specialties Group, Inc.	10.625		05/15/11	636,000
					5,177,269
	Coal (0.1%)
175	Foundation PA Coal Co.	7.25		08/01/14	177,843

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Containers/Packaging (2.4%)
$ 1,665	Berry Plastics Holding Corp.	8.875%		09/15/14	$1,723,274
650	Graphic Packaging International Corp.	9.50		08/15/13	698,750
2,825	Owens-Illinois, Inc.	7.50		05/15/10	2,909,750
					5,331,774
	Data Processing Services (0.2%)
495	Sungard Data Systems Inc.	9.125		08/15/13	533,363
	Department Stores (0.2%)
355	May Department Stores Co.	6.70		07/15/34	356,949
	Electric Utilities (2.3%)
36	AES Corp. (The)	8.875		02/15/11	39,060
53	AES Corp. (The) (a)	9.375		09/15/10	58,433
750	AES Corp. (The) – 144A*	9.00		05/15/15	806,250
830	CMS Energy Corp. (a)	7.50		01/15/09	858,013
30	Detroit Edison Co. (The)	6.125		10/01/10	30,940
185	Entergy Gulf States, Inc.	3.60		06/01/08	181,376
355	Entergy Gulf States, Inc.	5.769	**	12/01/09	354,857
345	Entergy Gulf States, Inc. – 144A*	6.09		12/08/08	346,015
1,300	IPALCO Enterprises, Inc.	8.375		11/14/08	1,348,750
100	IPALCO Enterprises, Inc.	8.625		11/14/11	109,000
342	PSEG Energy Holdings Inc.	8.625		02/15/08	349,695
220	Texas Eastern Transmission, LP	7.00		07/15/32	248,218
220	TXU Energy Co.	7.00		03/15/13	229,346
195	Wisconsin Electric Power Co.	3.50		12/01/07	192,942
					5,152,895
	Electrical Products (0.2%)
460	Baldor Electric Co.	8.625		02/15/17	493,350
	Finance/Rental/Leasing (1.6%)
2,965	Ford Motor Credit Co.	7.25		10/25/11	2,906,904
740	Residential Capital Corp.	6.375		06/30/10	742,503
					3,649,407
	Financial Conglomerates (1.2%)
30	Chase Manhattan Corp.	7.00		11/15/09	31,343
2,727	General Motors Acceptance Corp.	6.875		09/15/11	2,738,712
					2,770,055

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Food Retail (0.1%)
$ 218	CA FM Lease Trust – 144A*	8.50%		07/15/17	$234,983
	Food: Major Diversified (0.3%)
225	ConAgra Foods, Inc.	7.00		10/01/28	243,219
150	ConAgra Foods, Inc.	8.25		09/15/30	184,341
370	Sara Lee Corp. (a)	6.125		11/01/32	344,800
					772,360
	Food: Meat/Fish/Dairy (2.6%)
420	Michael Foods Inc. (Series B)	8.00		11/15/13	434,700
2,700	Pilgrim’s Pride Corp.	7.625		05/01/15	2,747,250
920	Pilgrim’s Pride Corp.	9.625		09/15/11	963,700
870	Smithfield Foods Inc.	7.00		08/01/11	891,750
715	Smithfield Foods Inc. (a)	7.625		02/15/08	727,513
100	Smithfield Foods Inc. (Series B)	8.00		10/15/09	105,125
					5,870,038
	Gas Distributors (0.3%)
425	NiSource Finance Corp.	5.93	**	11/23/09	425,763
320	Sempra Energy	4.621		05/17/07	319,887
					745,650
	Home Furnishings (0.1%)
235	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	249,230
	Home Improvement Chains (0.1%)
170	Home Depot, Inc.	5.479		12/16/09	170,308
	Hospital/Nursing Management (2.0%)
1,655	Columbia/HCA Healthcare Corp. (a)	7.69		06/15/25	1,479,881
425	Community Health System Inc. (a)	6.50		12/15/12	441,469
535	HCA, Inc.	5.75		03/15/14	464,113
1,315	Tenet Healthcare Corp.(a)	7.375		02/01/13	1,242,675
620	Sun HealthCare Group Inc. – 144A*	9.125		04/15/15	647,900
					4,276,038
	Hotels/Resorts/Cruiselines (0.2%)
380	Hyatt Equities LLC – 144A*	6.875		06/15/07	380,390
	Industrial Machinery (0.1%)
149	Goodman Global Holding Company, Inc. (Series B)	8.36	**	06/15/12	151,608

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Industrial Specialties (0.7%)
$ 1,180	Johnsondiversy, Inc.	9.625%	05/15/12	$1,241,950
296	UCAR Finance, Inc.	10.250	02/15/12	313,020
				1,554,970
	Insurance Brokers/Services (0.5%)
195	Farmers Exchange Capital – 144A*	7.05	07/15/28	201,839
780	Farmers Insurance Exchange – 144A*	8.625	05/01/24	933,739
				1,135,578
	Media Conglomerates (0.5%)
645	Time Warner, Inc.	5.59	11/13/09	646,509
390	Viacom, Inc.	6.875	04/30/36	396,215
				1,042,724
	Medical Specialties (0.3%)
455	Hospira, Inc.	5.830	03/30/10	456,702
190	Invacare Corp. – 144A* (a)	9.750	02/15/15	194,275
				650,977
	Medical/Nursing Services (0.6%)
1,020	Fresenius Medical Care Capital Trust	7.875	06/15/11	1,083,750
150	Fresenius Medical Care Capital Trust II	7.875	02/01/08	152,438
				1,236,188
	Metal Fabrications (0.3%)
610	Hexcell Corp.	6.75	02/01/15	614,575
	Miscellaneous Commercial Services (0.4%)
100	Iron Mountain Inc.	7.75	01/15/15	103,000
815	Iron Mountain Inc.	8.625	04/01/13	843,525
				946,525
	Miscellaneous Manufacturing (0.5%)
1,160	Propex Fabrics Inc.	10.00	12/01/12	1,075,900
	Motor Vehicles (0.1%)
255	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	322,240
	Oil & Gas Pipelines (0.7%)
400	Colorado Interstate Gas Co.	6.80	11/15/15	428,614
670	El Paso Production Holdings	7.75	06/01/13	708,737
480	Pacific Energy Partners/Finance	7.125	06/15/14	500,415
				1,637,766

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Oil & Gas Production (3.3%)
$ 1,120	Chesapeake Energy Corp.	7.50%	09/15/13	$1,176,000
190	Chesapeake Energy Corp.	7.625	07/15/13	202,350
490	Chaparral Energy Inc. – 144A*	8.875	02/01/17	504,700
1,850	Hilcorp Energy/Finance – 144A*	7.75	11/01/15	1,868,500
1,050	Husky Oil Ltd.	8.90	08/15/28	1,094,856
162	Magnum Hunter Resources, Inc.	9.60	03/15/12	170,181
1,635	Pogo Producing Co.	6.875	10/01/17	1,610,475
785	Sandridge Energy Inc. – 144A*	8.625	04/01/15	810,513
				7,437,575
	Oilfield Services/Equipment (0.5%)
140	Hanover Compressor Co.	8.625	12/15/10	146,650
190	Hanover Compressor Co.	9.00	06/01/14	206,150
97	Hanover Equipment Trust 2001 A (Series A)	8.50	09/01/08	97,728
675	Hanover Equipment Trust 2001 B (Series B)	8.75	09/01/11	702,000
				1,152,528
	Pharmaceuticals: Major (0.3%)
565	VWR International Inc.	6.875	04/15/12	581,950
	Publishing: Books/Magazines (0.4%)
374	Dex Media East/Finance	12.125	11/15/12	408,595
543	Dex Media West/Finance	9.875	08/15/13	593,906
				1,002,501
	Pulp & Paper (0.1%)
205	Glatfelter (P.H.) Co.	7.125	05/01/16	207,306
	Railroads (0.3%)
305	Norfolk Southern Corp.	7.35	05/15/07	305,167
155	Union Pacific Corp.	6.625	02/01/08	156,369
160	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	160,925
				622,461
	Restaurants (0.4%)
170	Aramark Corp. – 144A*	8.50	02/01/15	178,713
80	Aramark Corp. – 144A*	8.86	02/01/15	82,600
580	Aramark Services, Inc.	5.00	06/01/12	526,350
55	Tricon Global Restaurants, Inc.	8.875	04/15/11	61,730
				849,393

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Semiconductors (0.7%)
$ 1,600	Freescale Semiconductors – 144A*	8.875%		12/15/14	$1,610,000
	Specialty Stores (1.0%)
2,185	Sonic Automotive, Inc.	8.625		08/15/13	2,288,788
	Specialty Telecommunications (0.8%)
400	American Tower Corp.	7.125		10/15/12	417,000
470	American Tower Corp.	7.50		05/01/12	492,325
118	Panamsat Corp.	9.00		08/15/14	128,030
660	Qwest Communications International (a)	8.860	**	02/15/09	669,900
145	U.S. West Communications Corp. (a)	5.625		11/15/08	145,725
					1,852,980
	Telecommunications (0.0%)
657	Exodus Communications, Inc. (c) (e) (j)	11.625		07/15/10	0
4,679	Rhythms Netconnections, Inc. (c) (e) (j)	12.75		04/15/09	0
					0
	Tobacco (0.3%)
580	RJ Reynolds Tobacco Holdings (a)	6.50		07/15/10	600,058
	Trucks/Construction/Farm Machinery (0.3%)
621	Manitowoc Inc. (The)	10.50		08/01/12	662,918
	Water Utilities (0.3%)
705	Nalco Co.	7.75		11/15/11	729,675
	Total Corporate Bonds (Cost $94,483,586)				80,742,407
	U.S. Government Obligations (4.3%)
5,350	U.S. Treasury Bond (a)	8.125		08/15/21	7,146,851
2,525	U. S. Treasury Note (a)	4.250		11/15/14	2,472,134
	Total U.S. Government Obligations (Cost $9,587,777)				9,618,985
	Collateralized Mortgage Obligations (13.2%)
	U.S. Government Agencies (4.1%)
	Freddie Mac (2.1%)
2,283		5.82	**	08/15/28	2,292,967
1,021		5.82	**	07/15/31	1,029,437
1,177		5.975	**	06/15/23	1,184,237
133		6.00		07/15/30	132,583
					4,639,224

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Federal National Mortgage Assoc. (2.0%)
$ 2,453		5.67%		03/25/17	$2,463,411
1,268		6.543		12/25/23	1,313,237
421	IO	6.00		03/01/20	76,862
534	IO	6.00		03/01/20	97,805
188	IO	6.50		03/01/20	32,875
186	IO	7.00		03/01/20	29,820
1,209	IO	7.00		03/01/35	323,242
652	IO	7.50		03/01/35	159,986
219	IO	8.00		03/01/35	50,234
					4,547,472
	Total U.S. Government Agencies				9,186,696
	Private Issues (9.1%)
	Bear Stearns Mortgage Funding Trust
9,706	2006-16 4C (IO)	0.00		03/27/36	171,783
16,927	2006-4N CTFS (IO)	1.17	**	02/27/36	513,287
13,075	2007-N3 10C (IO)	2.19	**	06/26/36	507,402
14,314	2006-17 4C (IO)	0.00		05/27/36	293,421
14,742	2007-N2 14C (IO)	1.428	**	01/27/37	547,012
19,367	2007-N2 13C (IO)	1.541	**	01/27/37	755,020
105	2006-17 4A2 144A*	6.50		05/27/36	103,981
100	2006-16 4A2 144A*	6.50		03/27/36 – 05/27/36	87,500
24	2006-16 4A1 144A*	6.50		03/27/36	24,476
41	2006-17 4A1 144A*	6.50		05/27/36	41,498
55	2006-16 4A2 144A*.	6.50		03/27/36	54,483
70	2006-17 4A3 144A*	6.50		05/27/36	65,821
50	2006-16 4A3 144A*	6.50		03/27/36	46,125
	Countrywide Alternative Loan Trust
14,527	2006-OA22 CP (IO)	2.45	**	02/25/47	724,433
6,850	2006-OA7 CP (IO)	1.82	**	04/25/47	355,131
10,744	2006-OA21 X (IO)	2.24	**	03/20/47	587,252
7,052	2005-81 X1 (IO)	1.97	**	01/25/36	365,817
8,480	2005-59R A (IO)	1.24	**	12/20/35	228,062
6,520	2006-OA1 2X (IO)	1.97	**	03/20/46	293,431
21,422	2006-OA17 IXP (IO)	1.94	**	12/20/46	1,049,207
22,679	2005-41 IX (IO)	0.65	**	09/25/35	474,834
9,663	2005-58R A (IO)	2.32	**	12/20/35	457,793
	Greenpoint Mortgage Fund
5,200	2005-AR4 X4 (IO)	0.88	**	10/25/45	156,020

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$ 3,302	2005-AR3 X1 (IO)	1.15	**%	08/25/45	99,047
1,290	2006-AR2 3A2	5.64	**	03/25/36	1,292,229
	GS Mortgage Securities Corp.
3,634	2006-OA1R A (IO)	2.92	**	08/25/35	140,810
	Harborview Mortgage Loan Trust
652	2006-9 NM 144A*	0.00		12/15/36	415,784
3	2006-1 PO1 (PO)	0.00		03/19/37	2,424
4,799	2005-3 X2 (IO)	1.23	**	06/19/35	109,467
7,919	2005-2 X1 (IO)	1.53	**	05/19/35	184,374
6,504	2006-1 X1 (IO)	1.88	**	03/19/37	283,556
1,621	2006-10 2A1A	5.50	**	11/19/36	1,615,911
	Indymac Index Mortgage Loan Trust
5,693	2005-AR12 AX2 (IO)	1.39	**	07/25/35	181,465
1,174	2005-AR4 2A1A	3.60	**	03/25/35	1,177,855
	Luminent Mortgage Trust
947	2006-1 A1	5.56	**	04/25/36	949,251
	Residential Accredit Loans, Inc.
5,500	2007-Q03 SB (IO)	1.16	**	03/25/47	316,250
484	2006-Q01 A1A	5.58	**	02/25/46	484,761
490	2006-Q01 2A1	5.59	**	02/25/46	491,250
	Structured Asset Mortgage Investments, Inc.
801	2006-AR2 A2	5.51	**	02/25/36	802,790
1,220	2006-AR3 3A1	5.63	**	02/25/36	1,225,511
1,601	2006-AR8 A1A	5.52	**	10/25/36	1,605,961
	Washington Mutual
348	2005-AR19 A1B1	5.57	**	12/25/45	348,082
461	2005-AR17 A1B1.	5.57	**	12/25/45	462,218
	Total Private Issues				20,092,785
	Total Collateralized Mortgage Obligations (Cost $30,275,163)				29,279,481
	U.S. Government Agencies – Mortgage-Backed Securities (18.3%)
	Federal Home Loan Mortgage Corp. (2.6%)
29		6.50		02/01/29 – 09/01/33	29,536
3,968		7.50		08/01/27 – 05/01/33	4,158,952
681		8.00		09/01/24 – 08/01/32	718,013
479		8.50		11/01/15 – 07/01/313	514,851

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$ 252		9.00%	06/01/30 – 01/01/31	$274,033
1		9.50	07/01/20	917
				5,696,302
	Federal Home Loan Mortgage Corp. ARM (0.5%)
1,017		5.687	03/01/37	1,023,532
	Federal National Mortgage Assoc. (12.7%)
2,064		6.00	12/01/18 – 01/01/19	2,100,332
1		6.00	04/01/13	1,285
2,991		6.50	08/01/29 – 11/01/33	3,084,280
5,752		7.00	10/01/25 – 12/01/34	6,014,016
1,750		7.00	†††	1,806,180
46		7.00	09/01/08	46,821
8,378		7.50	02/01/22 – 07/01/34	8,767,414
1,588		8.00	06/01/22 – 07/01/31	1,682,335
4,409		8.50	05/01/17 – 10/01/32	4,745,609
60		9.00	09/01/21 – 04/01/30	65,952
				28,314,224
	Federal National Mortgage Assoc. ARM (1.9%)
1,133		4.736	06/01/36	1,120,640
983		5.001	09/01/35	976,640
1,129		5.102	11/01/35	1,125,923
1,114		5.127	06/01/35	1,116,865
				4,340,068

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Government National Mortgage Assoc. (0.6%)
$ 832		7.50%	05/15/17 – 01/15/26	$872,623
344		8.00	08/15/22 – 02/15/30	366,604
97		8.50	08/15/22 – 07/15/24	105,046
				1,344,273
	Government National Mortgage Assoc. II (0.0%)
86		7.50	07/20/25	89,870
	Total U.S. Government Agencies – Mortgage-Backed Securities (Cost $41,141,585)			40,808,269
	Total United States (Cost $175,488,111)			160,449,142
	Total Government & Corporate Bonds (Cost $230,855,140)			218,131,320
	Convertible Bond (0.2%)
	Telecommunication Equipment
475	Nortel Networks Corp. (Cost $466,832)	4.25	09/01/08	470,844

NUMBER OF SHARES
	Common Stocks (0.0%)
	Casino/Gaming (0.0%)
10,773	Fitzgeralds Gaming Corp. + (h) (j)	0
	Electric Utilities (0.0%)
102	PNM Resources Inc. (d)	3,320
1	SW Acquisition LP (0.0004% Ownership interest acquired 09/25/05) (h) (j) (k)	10
		3,330
	Food: Specialty/Candy (h) (j) (0.0%)
2,423	SFAC New Holdings Inc. ++ (d)	0
445	SFFB New Holdings Inc. (d)	0
198,750	Specialty Foods Acquisition Corp. – 144A*	0
		0
	Restaurants (h) (j) (0.0%)
3,387	American Restaurant Group Holdings, Inc. (d)	27,096
6,000	American Restaurant Group Holdings, Inc. – 144A*	0
37,319	American Restaurant Group Holdings, Inc. (d)	0
4,383	American Restaurant Group Holdings, Inc. (d)	0
95,844	Catalina Restaurant Group (Escrow) (d)	959
		28,055

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Specialty Telecommunications (d) (h) (0.0%)
12,688	Birch Telecom Inc. # (j)	$127
133,935	PFB Telecom NV (Series B) (j)	0
665	XO Holdings, Inc.	3,425
		3,552
	Telecommunications (0.0%)
2,702	Viatel Holdings Bermuda Ltd. (d) (h)	30
	Textiles (0.0%)
298,462	US Leather, Inc. (d) (h) (j)	0
	Wireless Telecommunications (d) (0.0%)
677	USA Mobility, Inc. (a)	14,460
43,277	Vast Solutions, Inc. (Class B1) (h) (j)	0
43,277	Vast Solutions, Inc. (Class B2) (h) (j)	0
43,277	Vast Solutions, Inc. (Class B3) (h) (j)	0
		14,460
	Total Common Stocks (Cost $42,575,723)	49,427

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (h) (0.0%)
	Casino/Gaming (j) (0.0%)
68,000	Aladdin Gaming Enterprises, Inc. – 144A*	03/01/10	0
3,250	Resort At Summerlin LP – 144A*	12/15/07	0
			0
	Restaurants (0.0%)
1,500	American Restaurant Group Holdings, Inc. – 144A* (j)		0
	Government Obligation (0.0%)
1,331	United Mexican States Corp.	09/27/07	41,720
	Specialty Telecommunications (d) (0.0%)
1,331	XO Holdings, Inc. (Series A)	01/16/10	1,225
997	XO Holdings, Inc. (Series B)	01/16/10	598
997	XO Holdings, Inc. (Series C)	01/16/10	299
			2,122
	Total Warrants (Cost $38,071)		43,842

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

NUMBER OF CONTRACTS		VALUE
	Put Options Purchased (0.3%)
640	90 day Euro $ June/2007 @ $94.25	$4,000
134	90 day Euro $ June/2007 @ $94.50	838
315	90 day Euro $ June/2007 @ $94.75	69,300
406	90 day Euro $ September/2007 @ $94.75	76,125
1,100	90 day Euro $ December/2007 @ $94.75	220,000
59	90 day Euro $ December/2007 @ $94.50	2,950
2,264,500	BRL January/2008 @ $2.25	32,502
8,500,000	CHF March/2008 @ $1.1861	171,700
1,900,000	TRY July/2007 @ $1.5095	1,864
	Total Put Options Purchased ( Cost $1,056,391)	579,279

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (11.5%)
	U.S. Government Obligation (0.2%)
$450	U.S. Treasury Bill (b) (f) (Cost $445,577)	4.915%	07/12/07	$445,577
	Repurchase Agreements (1.3%)
2,444	Joint repurchase agreement account (dated 05/30/07; proceeds $2,444,354) (g) (Cost $2,444,000)	5.22	05/01/07	2,444,000
567	The Bank of New York (dated 04/30/07; proceeds $567,070) (l) (Cost $566,989)	5.125	05/01/07	566,989
	Total Repurchase Agreements (Cost $3,010,989)			3,010,989
	Security Purchased from Securities Lending Collateral (a) (10.0%)
22,168	The Bank of New York Institutional Cash Reserve Fund (Cost $22,168,270)			22,168,270
	Total Short-Term Investments (Cost $25,624,836)			25,624,836
	Total Investments (Cost $300,616,993) (i) (m)		109.8%	244,899,548
	Liabilities in Excess of Other Assets		(9.8)	(21,878,860)
	Total Written Options Outstanding		0.0	(28,878)
	Net Assets		100.0%	$222,991,810

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

IO	Interest Only security.
PO	Principal Only security.
*	Resale is restricted to qualified institutional investors.
**	Floating rate security, rate shown is the rate in effect at April 30, 2007.
†	Payment-in-kind security.
††	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
†††	Security was purchased on a forward commitment basis with an approximate principal amount and no definite date; the actual principal amount and maturity date will be determined upon settlement.
+	Resale is restricted acquired (12/22/98) at a cost basis of $48,586.
++	Resale is restricted acquired (06/10/99) at a cost basis of $24.
+++	Currency index credit linked unsecured note.
++++	Capital appreciation bond.
#	Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $6,277,972.
(a)	All or a portion of this security was on loan at April 30, 2007.
(b)	A portion of this security has been physically segregated in connection with open futures contracts.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Issuer in bankruptcy.
(f)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(g)	Collateralized by federal agency and U.S. Treasury obligations.
(h)	Non-income producing securities.
(i)	Securities have been designated as collateral in amount equal to $54,018,494 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts, open futures contracts and open swap contracts.
(j)	Securities with a total market value equal to $175,173 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(k)	Resale is restricted. No transaction activity during the year.
(l)	Collateralized by Federal National Mortgage Association 5.50% due 08/01/36 valued at $578,329.
(m)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,349,107 and the aggregate gross unrealized depreciation is $62,066,552, resulting in net unrealized depreciation of $55,717,445.

Forward Foreign Currency Contracts Open at April 30, 2007:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
DKK	300,000	$52,959	05/21/07	$(2,044)
EUR	344,000	$469,268	07/31/07	(1,869)
	Total Unrealized Depreciation			$(3,913)

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

Futures Contracts Open at April 30, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
246	Long	U.S. Treasury Bond 10 Year, June 2007	$26,648,799	$48,446
10	Long	U.S. Treasury Bond 10 Year, September 2007	1,084,063	4,348
48	Short	U.S. Treasury Note 20 Year, June 2007	(5,364,000)	(35,528)
91	Short	U.S. Treasury Note 2 Year, June 2007	(18,629,407)	(1,001)
	Net Unrealized Appreciation			$16,265

Put Options Written at April 30, 2007:

CURRENCY AMOUNT		DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	VALUE
TRY	4,890,000	Call Options on Turkish Currency (Premiums received $68,970)	1.66	July 2007	$18
BRL	5,379,940	Call Option on Brazilian Currency (Premiums received $87,190)	2.45	January 2008	28,860
		Total Put Options Written			$28,878

Currency Abbreviations:
ARS	Argentina Peso.
BRL	Brazilian Real.
CHF	Swiss Franc.
DKK	Danish Krone.
EUR	Euro.
JPY	Japanese Yen.
MXN	Mexican New Peso.
TRY	Turkish Lira.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2007 (unaudited) continued

Credit Default Swap Contracts Open at April 30, 2007:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’S)	PAY/RECEIVE FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International DJ CDX NA HVOL	Buy	$4,600	0.75%	December 20, 2011	$13,209
Goldman Sachs International Chubb Corp.	Buy	1,150	0.10	March 20, 2012	581
Goldman Sachs International Dell Inc.	Buy	575	0.22	March 20, 2011	(221)
Goldman Sachs International Gap Inc.	Buy	700	1.19	March 20, 2012	(7,524)
Goldman Sachs International Hartford Life Inc.	Buy	1,200	0.12	December 20, 2011	(793)
Goldman Sachs International Motorola, Inc.	Buy	390	0.15	December 20, 2011	3,087
Goldman Sachs International Motorola, Inc.	Buy	800	0.16	December 20, 2011	6,100
Goldman Sachs International Southwest Airlines Co.	Buy	1,000	0.22	December 20, 2011	6,206
Goldman Sachs International Tyco International	Buy	2,060	0.43	March 20, 2012	12,321
Goldman Sachs International Union Pacific Corporation	Buy	600	0.20	December 20, 2011	2,777
	Net Unrealized Appreciation				$35,743

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $300,616,993) (including $21,448,109 of securities loaned)	$244,899,548
Unrealized appreciation on open swap contracts	44,281
Receivable for:
Interest	2,911,415
Investments sold	1,367,693
Variation margin	66,080
Shares of beneficial interest sold	56,838
Dividends	24
Prepaid expenses and other assets	109,633
Premiums received from swap contracts	3,428
Total Assets	249,458,940
Liabilities:
Collateral on securities loaned, at value	22,168,270
Written put options outstanding, at value (premiums received $156,160)	28,878
Unrealized depreciation on open swap contracts	8,538
Unrealized depreciation on open forward foreign currency contracts	3,913
Payable for:
Investments purchased	3,173,211
Shares of beneficial interest redeemed	167,004
Distribution fee	95,510
Investment advisory fee	60,973
Transfer agent fee	16,072
Administration fee	15,243
Periodic payments on swap contracts	7,176
Accrued expenses and other payables	722,342
Total Liabilities	26,467,130
Net Assets	$222,991,810
Composition of Net Assets:
Paid-in-capital	$540,541,671
Net unrealized depreciation	(55,540,123)
Accumulated undistributed net investment income	797,167
Accumulated net realized loss	(262,806,905)
Net Assets	$222,991,810
Class A Shares:
Net Assets	$114,913,278
Shares Outstanding (unlimited authorized, $.01 par value)	18,642,069
Net Asset Value Per Share	$6.16
Maximum Offering Price Per Share,
(net asset value plus 4.44% of net asset value)	$6.43
Class B Shares:
Net Assets	$84,407,337
Shares Outstanding (unlimited authorized, $.01 par value)	13,672,083
Net Asset Value Per Share	$6.17
Class C Shares:
Net Assets	$12,855,445
Shares Outstanding (unlimited authorized, $.01 par value)	2,085,836
Net Asset Value Per Share	$6.16
Class D Shares:
Net Assets	$10,815,750
Shares Outstanding (unlimited authorized, $.01 par value)	1,747,402
Net Asset Value Per Share	$6.19

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2007 (unaudited)

Net Investment Income:
Income
Interest	$8,699,089
Income from securities loaned – net	17,347
Dividends	46
Total Income	8,716,482
Expenses
Distribution fee (Class A shares)	134,850
Distribution fee (Class B shares)	389,975
Distribution fee (Class C shares)	54,590
Investment advisory fee	367,882
Transfer agent fees and expenses	162,917
Professional fees	104,893
Shareholder reports and notices	94,461
Administration fee	91,970
Custodian fees	29,137
Registration fees	21,081
Trustees’ fees and expenses	7,565
Other	30,842
Total Expenses	1,490,163
Less: expense offset	(904)
Net Expenses	1,489,259
Net Investment Income	7,227,223
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments	2,355,011
Futures contracts	158,234
Options written	(23,982)
Swap contracts	(270)
Foreign exchange transactions	(86,945)
Net Realized Gain	2,402,048
Net Change in Unrealized Appreciation/Depreciation on:
Investments	842,603
Futures contracts	(127,819)
Swap contracts	35,743
Option contracts	(272,575)
Option written	127,282
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	48,032
Net Appreciation	653,266
Net Gain	3,055,314
Net Increase	$10,282,537

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
	(unaudited )
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$7,227,223	$14,653,506
Net realized gain (loss)	2,402,048	(7,236,231)
Net change in unrealized appreciation	653,266	9,753,704
Net Increase	10,282,537	17,170,979
Dividends to Shareholders from Net Investment Income:
Class A shares	(3,432,305)	(9,473,717)
Class B shares	(2,479,681)	(9,224,984)
Class C shares	(348,219)	(1,051,939)
Class D shares	(343,205)	(1,051,034)
Total Dividends	(6,603,410)	(20,801,674)
Net decrease from transactions in shares of beneficial interest	(21,055,898)	(51,951,867)
Net Decrease	(17,376,771)	(55,582,562)
Net Assets:
Beginning of period	240,368,581	295,951,143
End of Period (Including accumulated undistributed net investment income of $797,167 and $173,354, respectively)	$222,991,810	$240,368,581

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2007 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Flexible Income Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only, to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (7) credit default swaps are marked-to-market daily based upon quotations from market markers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2007 (unaudited) continued

Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2007 (unaudited) continued

recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2007 (unaudited) continued

Transactions in written options for the six months ended, April 30, 2007 were as follows:

	CONTRACT AMOUNT	PREMIUMS
Options written, outstanding at beginning of the period	—	—
Options written
BRL	5,379,940	$87,190
TRY	4,890,000	68,970
Options exercise	—	—
Options expired	—	—
Option written, outstanding at end of period	10,269,940	$156,160

H.   Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap (‘‘Buy Contract’’), or provide credit protection on the referenced obligation of the credit default swap (‘‘Sale Contract’’). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer the maximum payout limited to the Notional Amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the Notional Amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund’s books.

I.   Securities Lending — Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2007 (unaudited) continued

The value of loaned securities and related collateral outstanding at April 30, 2007 were $21,448,109 and $22,168,270, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

J.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

K.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

L.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C – up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,317,036 at April 30, 2007.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2007 (unaudited) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class B shares and Class C shares of $77,507 and $428, respectively and received $24,162 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2007 aggregated $71,113,973 and $84,498,967, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $34,899,906 and $23,285,918, respectively. The Fund had purchases of $249,377 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2007 included in Trustees’ fees and expenses in the Statement of Operations amounted to $5,222. At April 30, 2007, the Fund had an accrued pension liability of $91,134 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2007 (unaudited) continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2007		FOR THE YEAR ENDED OCTOBER 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares Sold	463,861	$2,846,732	608,662	$3,671,371
Conversion from Class B	1,398,349	8,568,744	3,496,038	21,060,941
Reinvestment of dividends and distributions	290,560	1,780,676	794,009	4,777,426
Redeemed	(2,760,009)	(16,928,858)	(5,393,152)	(32,537,899)
Net decrease – Class A	(607,239)	(3,732,706)	(494,443)	(3,028,161)
Class B Shares Sold	663,284	4,077,032	1,432,089	8,645,329
Conversion to Class A	(1,396,070)	(8,568,744)	(3,490,689)	(21,060,941)
Reinvestment of dividends and distributions	161,665	992,237	601,154	3,624,587
Redeemed	(2,066,290)	(12,691,637)	(5,942,445)	(35,945,558)
Net decrease – Class B	(2,637,411)	(16,191,112)	(7,399,891)	(44,736,583)
Class C Shares Sold	162,437	995,163	182,077	1,100,719
Reinvestment of dividends and distributions	32,833	201,205	98,385	591,948
Redeemed	(246,112)	(1,509,179)	(662,985)	(4,000,670)
Net decrease – Class C	(50,842)	(312,811)	(382,523)	(2,308,003)
Class D Shares Sold	49,135	302,780	227,917	1,383,985
Reinvestment of dividends and distributions	44,562	274,110	134,237	810,684
Redeemed	(226,612)	(1,396,159)	(673,456)	(4,073,789)
Net decrease – Class D	(132,915)	(819,269)	(311,302)	(1,879,120)
Net decrease in Fund	(3,428,407)	$(21,055,898)	(8,588,159)	$(51,951,867)

6.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2007 (unaudited) continued

For hedging and investment purposes, the Fund may engage in transactions listed and over-the-counter options and interest rate futures to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2006, the Fund had a net capital loss carryforward of $265,208,649 of which $9,328,034 will expire on October 31, 2007, $20,299,557 will expire on October 31, 2008, $39,097,864 will expire on

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2007 (unaudited) continued

October 31, 2009, $58,593,426 will expire on October 31, 2010, $96,230,817 will expire on October 31, 2011, $23,122,351 will expire on October 31, 2012, $10,246,820 will expire on October 31, 2013 and $8,289,780 will expire on October 31, 2014 to offset future capital gains to the extent provided by regulations.

As of October 31, 2006, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures and forward foreign currency exchange contracts, interest on bonds in default and capital loss deferrals on straddles.

9.   Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund’s financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Flexible Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2007		FOR THE YEAR ENDED OCTOBER 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.07		$6.14	$6.36	$6.38	$5.95	$6.10
Income (loss) from investment operations:
Net investment income‡	0.20		0.35	0.31	0.30	0.23	0.42
Net realized and unrealized gain (loss)	0.07		0.07	(0.07)	0.23	0.56	(0.18)
Total income from investment operations	0.27		0.42	0.24	0.53	0.79	0.24
Less dividends and distributions from:
Net investment income	(0.18)		(0.49)	(0.46)	(0.55)	(0.36)	(0.38)
Paid-in-capital	—		—	—	—	—	(0.01)
Total dividends and distributions	(0.18)		(0.49)	(0.46)	(0.55)	(0.36)	(0.39)
Net asset value, end of period	$6.16		$6.07	$6.14	$6.36	$6.38	$5.95
Total Return†	4.56	%(1)	7.16%	3.91%	8.64%	13.65%	4.25
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.03	%(2)	1.01%	0.95%	0.84%	0.84%	0.81%
Net investment income	6.55	%(2)	5.84%	5.32%	4.76%	3.71%	7.13%
Supplemental Data
Net assets, end of period, in thousands	$114,913		$116,819	$121,217	$32,383	$32,166	$29,701
Portfolio turnover rate	32	%(1)	67%	137%	282%	309%	82%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2007		FOR THE YEAR ENDED OCTOBER 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.08		$6.15	$6.37	$6.39	$5.96	$6.10
Income (loss) from investment operations:
Net investment income‡	0.18		0.32	0.30	0.26	0.19	0.38
Net realized and unrealized gain (loss)	0.08		0.06	(0.10)	0.22	0.56	(0.17)
Total income from investment operations	0.26		0.38	0.20	0.48	0.75	0.21
Less dividends and distributions from:
Net investment income	(0.17)		(0.45)	(0.42)	(0.50)	(0.32)	(0.34)
Paid-in-capital	—		—	—	—	—	(0.01)
Total dividends and distributions	(0.17)		(0.45)	(0.42)	(0.50)	(0.32)	(0.35)
Net asset value, end of period	$6.17		$6.08	$6.15	$6.37	$6.39	$5.96
Total Return†	4.24	%(1)	6.51%	3.22%	7.91%	12.89%	3.73%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.64	%(2)	1.61%	1.57%	1.51%	1.50%	1.47%
Net investment income	5.94	%(2)	5.24%	4.70%	4.09%	3.06%	6.47%
Supplemental Data:
Net assets, end of period, in thousands	$84,407		$99,127	$145,764	$296,729	$349,392	$355,329
Portfolio turnover rate	32	%(1)	67%	137%	282%	309%	82%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2007		FOR THE YEAR ENDED OCTOBER 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.07		$6.14	$6.36	$6.38	$5.95	$6.09
Income (loss) from investment operations:
Net investment income‡	0.18		0.32	0.29	0.26	0.19	0.38
Net realized and unrealized gain (loss)	0.08		0.06	(0.09)	0.22	0.56	(0.17)
Total income from investment operations	0.26		0.38	0.20	0.48	0.75	0.21
Less dividends and distributions from:
Net investment income	(0.17)		(0.45)	(0.42)	(0.50)	(0.32)	(0.34)
Paid-in-capital	—		—	—	—	—	(0.01)
Total dividends and distributions	(0.17)		(0.45)	(0.42)	(0.50)	(0.32)	(0.35)
Net asset value, end of period	$6.16		$6.07	$6.14	$6.36	$6.38	$5.95
Total Return†	4.25	%(1)	6.52%	3.22%	7.93%	12.92%	3.74%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.64	%(2)	1.61%	1.57%	1.51%	1.50%	1.47%
Net investment income	5.94	%(2)	5.24%	4.70%	4.09%	3.06%	6.47%
Supplemental Data:
Net assets, end of period, in thousands	$12,856		$12,965	$15,464	$17,106	$16,293	$12,524
Portfolio turnover rate	32	%(1)	67%	137%	282%	309%	82%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2007		FOR THE YEAR ENDED OCTOBER 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.09		$6.16	$6.38	$6.40	$5.97	$6.11
Income (loss) from investment operations:
Net investment income‡	0.21		0.37	0.35	0.31	0.24	0.41
Net realized and unrealized gain (loss)	0.08		0.06	(0.09)	0.23	0.56	(0.15)
Total income from investment operations	0.29		0.43	0.26	0.54	0.80	0.26
Less dividends and distributions from:
Net investment income	(0.19)		(0.50)	(0.48)	(0.56)	(0.37)	(0.39)
Paid-in-capital	—		—	—	—	—	(0.01)
Total dividends and distributions	(0.19)		(0.50)	(0.48)	(0.56)	(0.37)	(0.40)
Net asset value, end of period	$6.19		$6.09	$6.16	$6.38	$6.40	$5.97
Total Return†	4.84	%(1)	7.40%	4.09%	8.81%	13.82%	4.61%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.79	%(2)	0.76%	0.72%	0.66%	0.65%	0.62%
Net investment income	6.79	%(2)	6.09%	5.55%	4.94%	3.91%	7.32%
Supplemental Data:
Net assets, end of period, in thousands	$10,816		$11,457	$13,506	$17,054	$20,743	$15,474
Portfolio turnover rate	32	%(1)	67%	137%	282%	309%	82%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

DINSAN-IU07-0158S5P-y04/07	MORGAN STANLEY FUNDS
Morgan Stanley Flexible Income Trust Semiannual Report April 30, 2007

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2007

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 21, 2007
                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 21, 2007
                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 21, 2007                            /s/ Ronald E. Robison
                                               ---------------------------
                                               Ronald E. Robison
                                               Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Morgan Stanley Flexible Income Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 21, 2007                            /s/ Francis Smith
                                               ----------------------
                                               Francis Smith
                                               Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9